TRADE ACCOUNTS RECEIVABLE, NET - Summary of Accounts receivable (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Third Party
Total third-parties, net	$ 6,824,026	¥ 48,244,015	¥ 68,535,282
Related Party
Allowance for doubtful accounts	(48,233)	(340,992)	0
Total related-party, net	434,093	3,068,920	3,409,912
Third Party [Member]
Third Party
Trade accounts receivable	7,603,194	53,752,527	72,180,616
Allowance for doubtful accounts	(779,168)	(5,508,512)	(3,645,334)
Urumqi Yikeli Automatic Control Equipment Co., Ltd [Member]
Related Party
Total related-party, net	$ 482,326	¥ 3,409,912	¥ 3,409,912